Current and long-term debt - 2021 TSFL Lease Financing (Details) - 2021 TSFL Lease Financing $ in Millions	1 Months Ended
Mar. 31, 2021 USD ($) vessel Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	7 years
Periodic borrowing payment, amount	$ 0.4
Ratio of net debt to total capitalization (greater than) | Rate	65.00%
Tangible net worth (no less than)	$ 1,000.0
Minimum aggregate fair market value of vessels provided for collateral	115.00%
ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 40.7
London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.20%
STI Black Hawk, STI Notting Hill and STI Pontiac | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Aggregate proceeds	$ 57.7